ACQUISITIONS - Fair value of the purchase consideration - Green Energy Gains (Details) - Green Energy Gains	Oct. 09, 2024 USD ($)
ACQUISITIONS
Fair value of shares issued	$ 161,440
Settlement of note receivable from GEG	99,636
Settlement of accounts receivable from GEG	115,854
Total consideration	$ 376,930